Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Basic and Diluted (Loss) Earnings Per Share [Line Items]
Net income attributable to TOYO Co., Ltd.’s shareholders		$ 3,467,011	$ 19,550,448
Weighted average number of ordinary share outstanding – basic	[1]	34,040,373	41,000,000
Weighted average number of ordinary share outstanding – diluted	[1]	34,040,373	41,000,000
Earnings (loss) per share – basic	[1]	$ 0.1	$ 0.48
Earnings (loss) per share –diluted	[1]	$ 0.1	$ 0.48

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).